CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2018 $ / shares
Accounts payable	¥ 59,835		¥ 60,376
Salary and welfare payables	30,666		36,046
Taxes payable	2,648		5,940
Deferred revenue	19,301		23,428
Amounts due to inter-company entities	789		261
Accrued liabilities and other payables	15,103		25,152
Short-term bank loan	10,000		9,950
Operating lease liabilities	7,860		8,953
Operating lease liabilities	¥ 11,743		26,826
Other non-current liabilities			¥ 174
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Treasury stock (in shares) | shares	3,176,411		13,419,936
Class A Ordinary Shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		0.0001		0.0001
Ordinary shares, shares authorized (in shares) | shares	4,903,917,300		4,903,917,300
Ordinary shares, shares issued (in shares) | shares	907,346,745		907,346,745
Ordinary shares, shares outstanding (in shares) | shares	906,731,802		896,488,277
Common Class B
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	96,082,700		96,082,700
Ordinary shares, shares issued (in shares) | shares	96,082,700		96,082,700
Ordinary shares, shares outstanding (in shares) | shares	96,082,700		96,082,700
VIEs
Accounts payable	¥ 59,835		¥ 60,376
Salary and welfare payables	19,222		25,605
Taxes payable	0		2,841
Deferred revenue	19,301		23,428
Amounts due to inter-company entities	790		260
Accrued liabilities and other payables	11,145		20,634
Short-term bank loan	4,000		9,950
Operating lease liabilities	7,860		8,953
Operating lease liabilities	11,743		26,826
Other non-current liabilities	¥ 0		¥ 174